BORROWINGS - Narrative (Details) $ in Billions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Incremental net borrowings foreign exchange	$ 0.6
Non-recourse borrowings (current and non-current)
Disclosure of detailed information about borrowings [line items]
Incremental net borrowings	$ 0.4